Taxes on Income (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income [Abstract]
Research and development expenses	$ 25	$ 23
Carryforward tax losses	964	1,738
Other	9	9
Less - valuation allowance	(964)	(1,738)
Deferred income taxes	$ 34	$ 32